Investment in and advances to GLDH (Details Narrative 1)		12 Months Ended
	Jul. 03, 2019 USD ($) shares	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 03, 2019 $ / shares
Schedule of Investments [Line Items]
Amount payable in common shares		$ 15,088,414	$ 5,026,494
Consulting Agreement | David Barakett
Schedule of Investments [Line Items]
Payment of consulting and advisory services	$ 200,000	50,000
Payment of consulting and advisory services in subsequent to year end		$ 90,000
GLDH
Schedule of Investments [Line Items]
Loan, face amount	$ 200,000
Interest rate per annum	12.00%
Forgive operating loan amount	$ 800,000
GLDH | Settlement Agreement
Schedule of Investments [Line Items]
Ownership percentage	60.00%
GLDH | Settlement Agreement | Eligibility condition one
Schedule of Investments [Line Items]
Amount to be paid in common shares	$ 500,000
GLDH | Settlement Agreement | Eligibility condition two | David Barakett
Schedule of Investments [Line Items]
Amount to be paid in common shares	$ 750,000
Share price per share | $ / shares				$ 0.7439
Maximum number of common shares | shares	1,340,502
Start-up costs percentage	40.00%
GLDH | Settlement Agreement | Eligibility condition three | David Barakett
Schedule of Investments [Line Items]
Amount to be paid in common shares	$ 750,000
Share price per share | $ / shares				0.7439
Maximum number of common shares | shares	1,340,502
Start-up costs percentage	40.00%
GLDH | Lease Assignment Agreement
Schedule of Investments [Line Items]
Cash and share payments	$ 2,283,765
Interest rate per annum	5.00%
GLDH | Lease Assignment Agreement | San Diego operation
Schedule of Investments [Line Items]
Ownership percentage	60.00%
GLDH | Lease Assignment Agreement | Eligibility condition one
Schedule of Investments [Line Items]
Amount payable in cash	$ 750,000
GLDH | Lease Assignment Agreement | Eligibility condition two
Schedule of Investments [Line Items]
Amount payable in cash	783,765
GLDH | Lease Assignment Agreement | Eligibility condition three
Schedule of Investments [Line Items]
Amount payable in cash	750,000
GLDH | Purchase Agreement
Schedule of Investments [Line Items]
Investment purchase price	6,700,000
Note to be applied towards the Purchase Price	$ 5,200,000
GLDH | Purchase Agreement | GLDH's Long Beach, California dispensary
Schedule of Investments [Line Items]
Ownership percentage	100.00%
GLDH | Purchase Agreement | Eligibility condition one
Schedule of Investments [Line Items]
Amount to be paid in common shares	$ 1,500,000
Share price per share | $ / shares				$ 0.7439
Maximum number of common shares | shares	2,681,006
Licensor
Schedule of Investments [Line Items]
Licensor grants	2 years
Payment to Licensor of gross receipts from sales	3.00%